Contingent Liabilities and Commitments - Operating Lease Commitments (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 303	£ 468
Not Later Than 1 Year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	73	82
In more than 1 year but not more than 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	160	252
In More Than 5 Years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Lease payments	£ 70	£ 134